STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 20.1%
Europe - 0.0% (a)
Earthquake - 0.0% (a)
Azzurro Re II Class A
(3 Month Euribor + 4.500%), 01/17/2024 (b)(c)(d)(e) (Cost: $360,807; Original Acquisition Date: 07/06/2020)	EUR	319,000	$380,496

Global - 3.2%
Earthquake - 0.3%
Acorn Re 2018-1 Class A
(3 Month Libor USD + 2.750%), 11/10/2021 (b)(c)(d)(e) (Cost: $6,413,000; Original Acquisition Date: 07/03/2018)		$6,413,000	6,419,734
IBRD CAR 123 Class A
(3 Month Libor USD + 5.500%), 12/02/2022 (b)(c)(d)(e) (Cost: $588,000; Original Acquisition Date: 11/15/2019)		588,000	588,705

			7,008,439

Multiperil - 2.9%
Atlas Capital 2020 DAC 2020-1
(T-Bill 3 Month + 8.700%), 06/10/2024 (b)(c)(d)(e) (Cost: $8,135,000; Original Acquisition Date: 04/23/2020)		8,135,000	8,530,361
Atlas Capital UK 2019 PLC 2019-1
(3 Month Libor USD + 12.240%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,564,000; Original Acquisition Date: 05/24/2019)		4,564,000	4,774,629
Hypatia Ltd. 2020-1 Class A
(T-Bill 3 Month + 7.275%), 06/07/2023 (b)(c)(d)(e) (Cost: $2,737,000; Original Acquisition Date: 07/10/2020)		2,737,000	2,858,933
Hypatia Ltd. 2020-1 Class B
(T-Bill 3 Month + 10.375%), 06/07/2023 (b)(c)(d)(e) (Cost: $4,211,000; Original Acquisition Date: 07/10/2020)		4,211,000	4,412,496
Kilimanjaro Re II 2017-2 Class A-2
(6 Month Libor USD + 10.610%), 04/20/2022 (b)(c)(d)(e) (Cost: $3,929,000; Original Acquisition Date: 04/06/2017)		3,929,000	3,936,072
Kilimanjaro Re II 2017-2 Class B-2
(6 Month Libor USD + 7.910%), 04/20/2022 (b)(c)(d)(e) (Cost: $8,893,000; Original Acquisition Date: 04/06/2017)		8,893,000	8,906,784
Kilimanjaro Re II 2017-2 Class C-2
(6 Month Libor USD + 6.300%), 04/20/2022 (b)(c)(d)(e) (Cost: $6,640,000; Original Acquisition Date: 04/06/2017)		6,640,000	6,659,588
Matterhorn Re Ltd 2020-2 Class A
(T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,049,000; Original Acquisition Date: 01/29/2020)		3,049,000	2,958,140
Northshore Re 2018-1 Class A
(3 Month Libor USD + 8.010%), 07/08/2022 (b)(c)(d)(e) (Cost: $9,247,055; Original Acquisition Date: 07/02/2018)		9,290,000	9,218,467
Northshore Re II 2019-1 Class A
(T-Bill 3 Month + 7.310%), 07/07/2023 (b)(c)(d)(e) (Cost: $3,905,000; Original Acquisition Date: 06/21/2019)		3,905,000	4,007,702
Resilience Re Series 1711A
0.000%, 05/01/2022 (b)(e)(f)(g)(i) (Cost: $238,865; Original Acquisition Date: 02/06/2017)		25,000,000	—
Resilience Re Series 1741A
0.000%, 10/06/2021 (b)(e)(f)(g)(i) (Cost: $205,044; Original Acquisition Date: 04/10/2017)		75,000,000	—

			56,263,172

			63,271,611

Japan - 1.1%
Earthquake - 0.8%
Nakama Re 2016-1 Class 2
(6 Month Libor USD + 3.250%), 10/13/2021 (b)(c)(d)(e) (Cost: $10,170,000; Original Acquisition Date: 09/21/2016)		10,170,000	10,177,627
Nakama Re 2018-1 Class 1
(3 Month Libor USD + 2.000%), 04/13/2023 (b)(c)(d)(e) (Cost: $1,728,304; Original Acquisition Date: 03/11/2019)		1,744,000	1,744,349
Nakama Re 2018-1 Class 2
(3 Month Libor USD + 3.000%), 04/13/2023 (b)(c)(d)(e) (Cost: $3,340,349; Original Acquisition Date: 05/02/2019)		3,362,000	3,360,151
Nakama Re 2020-1 Class 1
(T-Bill 3 Month + 2.200%), 01/07/2025 (b)(c)(d)(e) (Cost: $871,000; Original Acquisition Date: 02/04/2020)		871,000	873,831

			16,155,958

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 0.3%
Akibare Re 2018-1 Class A
(3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e) (Cost: $2,922,114; Original Acquisition Date: 01/29/2020)	$2,960,000	$2,961,628
Akibare Re 2018-1 Class B
(3 Month Libor USD + 1.900%), 04/07/2022 (b)(c)(d)(e) (Cost: $2,642,164; Original Acquisition Date: 03/09/2020)	2,669,000	2,669,534

		5,631,162

		21,787,120

Mexico - 0.4%
Earthquake - 0.2%
IBRD CAR 125 Class A
(3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,619,000; Original Acquisition Date: 02/28/2020)	3,619,000	3,646,142
IBRD CAR 126 Class B
(3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $639,000; Original Acquisition Date: 02/28/2020)	639,000	643,473

		4,289,615

Windstorm - 0.2%
IBRD CAR 127 Class C
(3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,479,331; Original Acquisition Date: 02/28/2020)	3,479,000	3,489,959

		7,779,574

United States - 15.4%
Earthquake - 3.5%
Sutter Re 2020-2 Class A
(T-Bill 3 Month + 5.000%), 06/06/2022 (b)(c)(d)(e) (Cost: $13,219,000; Original Acquisition Date: 05/13/2020)	13,219,000	13,504,530
Sutter Re 2020-2 Class F
(T-Bill 3 Month + 8.500%), 06/06/2022 (b)(c)(d)(e) (Cost: $12,227,000; Original Acquisition Date: 05/13/2020)	12,227,000	12,486,212
Ursa Re 2018-1 Class D
(T-Bill 3 Month + 5.230%), 09/24/2021 (b)(c)(d)(e) (Cost: $16,001,347; Original Acquisition Date: 09/07/2018)	16,012,000	16,044,825
Ursa Re 2019-1 Class C
(T-Bill 3 Month + 5.750%), 12/10/2022 (b)(c)(d)(e) (Cost: $12,152,000; Original Acquisition Date: 11/20/2019)	12,152,000	12,456,408
Ursa Re II 2020-1 Class AA
(T-Bill 3 Month + 3.750%), 12/07/2023 (b)(c)(d)(e) (Cost: $3,683,000; Original Acquisition Date: 10/08/2020)	3,683,000	3,817,430
Ursa Re II 2020-1 Class D
(T-Bill 3 Month + 6.250%), 12/07/2023 (b)(c)(d)(e) (Cost: $9,303,000; Original Acquisition Date: 10/08/2020)	9,303,000	9,601,161

		67,910,566

Fire - 0.1%
SD Re 2020-1 Class A
(T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e) (Cost: $1,062,000; Original Acquisition Date: 07/02/2020)	1,062,000	1,074,638

Flood - 1.9%
FloodSmart Re 2018 Class A
(T-Bill 3 Month + 11.830%), 08/06/2021 (b)(c)(e) (Cost: $8,105,332; Original Acquisition Date: 08/11/2020)	8,107,000	8,097,272
FloodSmart Re 2018 Class B
(T-Bill 3 Month + 14.080%), 08/06/2021 (b)(c)(e) (Cost: $13,467,682; Original Acquisition Date: 04/21/2020)	13,473,000	13,450,770
FloodSmart Re 2019 Class A
(T-Bill 3 Month + 11.830%), 03/07/2022 (b)(c)(e) (Cost: $12,058,757; Original Acquisition Date: 04/22/2020)	12,203,000	12,065,716
FloodSmart Re 2019 Class B
(T-Bill 3 Month + 15.080%), 03/07/2022 (b)(c)(e) (Cost: $622,901; Original Acquisition Date: 07/17/2020)	632,000	602,454
FloodSmart Re 2020 Class A
(T-Bill 3 Month + 11.580%), 02/27/2023 (b)(c)(e) (Cost: $722,447; Original Acquisition Date: 07/22/2020)	736,000	737,214

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Flood - 1.9% (continued)
FloodSmart Re 2020 Class B
(T-Bill 3 Month + 15.080%), 02/27/2023 (b)(c)(e) (Cost: $3,427,831; Original Acquisition Date: 04/28/2020)	$3,500,000	$3,411,975

		38,365,401

Multiperil - 7.0%
Armor Re II 2019-1 Class A
(T-Bill 3 Month + 6.420%), 06/08/2022 (b)(c)(d)(e) (Cost: $5,194,403; Original Acquisition Date: 05/09/2019)	5,219,000	5,210,128
Bonanza Re 2020-1 Class A
(T-Bill 3 Month + 4.870%), 02/20/2024 (b)(c)(d)(e) (Cost: $2,025,000; Original Acquisition Date: 02/13/2020)	2,025,000	2,038,669
Bowline 2018-1 Class A
(T-Bill 3 Month + 4.760%), 05/23/2022 (b)(c)(d)(e) (Cost: $7,252,435; Original Acquisition Date: 05/10/2018)	7,262,000	7,286,328
Bowline Re 2019-1 Class A
(T-Bill 3 Month + 4.500%), 03/20/2023 (b)(c)(d)(e) (Cost: $3,983,000; Original Acquisition Date: 03/08/2019)	3,983,000	4,032,190
Bowline Re 2019-1 Class B
(T-Bill 3 Month + 8.850%), 03/20/2023 (b)(c)(d)(e) (Cost: $4,657,356; Original Acquisition Date: 03/08/2019)	4,662,000	4,730,998
Caelus Re 2018-1 Class A
(T-Bill 3 Month + 0.500%), 06/09/2025 (b)(c)(d)(e) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	2,681,000	2,010,750
Caelus Re 2018-1 Class B
(T-Bill 3 Month + 4.030%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $1,743,791; Original Acquisition Date: 05/04/2018)	1,745,000	349,000
Caelus Re 2018-1 Class C
(T-Bill 3 Month + 2.500%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $3,218,000; Original Acquisition Date: 05/04/2018)	3,218,000	16,251
Caelus Re 2018-1 Class D
(T-Bill 3 Month + 2.500%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $536,000; Original Acquisition Date: 05/04/2018)	536,000	2,707
Caelus Re 2020-1 Class A-1
(T-Bill 3 Month + 5.380%), 06/07/2023 (b)(c)(d)(e) (Cost: $1,103,610; Original Acquisition Date: 04/20/2020)	1,135,000	1,159,970
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.500%), 06/05/2024 (b)(c)(d)(e)(f) (Cost: $495,300; Original Acquisition Date: 04/27/2017)	495,300	210,502
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.500%), 06/05/2023 (b)(c)(d)(e)(f) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	158,500
Caelus Re V 2017-1 Class D
(T-Bill 3 Month + 0.500%), 06/05/2023 (b)(c)(d)(e)(f) (Cost: $1,400,468; Original Acquisition Date: 04/27/2017)	1,400,468	140
Easton Re 2020-1 Class A
(T-Bill 3 Month + 4.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $1,397,000; Original Acquisition Date: 12/15/2020)	1,397,000	1,401,331
Espada Reinsurance 2016-1 Class 20
(T-Bill 3 Month + 0.500%), 09/06/2021 (b)(c)(d)(e)(f) (Cost: $641,817; Original Acquisition Date: 02/12/2016)	641,817	417,181
Herbie Re 2020-1 Class A
(T-Bill 3 Month + 9.000%), 07/08/2024 (b)(c)(d)(e) (Cost: $5,101,000; Original Acquisition Date: 06/09/2020)	5,101,000	5,210,161
Kilimanjaro III Re 2019-1 Class A-1
(T-Bill 3 Month + 16.660%), 12/19/2023 (b)(c)(d)(e) (Cost: $14,237,949; Original Acquisition Date: 04/28/2020)	14,750,000	14,834,075
Kilimanjaro III Re 2019-1 Class A-2
(T-Bill 3 Month + 16.660%), 12/19/2024 (b)(c)(d)(e) (Cost: $10,479,025; Original Acquisition Date: 04/29/2020)	10,883,000	11,088,689
Kilimanjaro Re 2018-1 Class A-1
(3 Month Libor USD + 13.610%), 05/06/2022 (b)(c)(d)(e) (Cost: $5,492,250; Original Acquisition Date: 04/18/2018)	5,671,000	5,653,420
Kilimanjaro Re 2018-1 Class B-1
(3 Month Libor USD + 4.940%), 05/06/2022 (b)(c)(d)(e) (Cost: $5,384,364; Original Acquisition Date: 04/18/2018)	5,389,000	5,399,778
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $2,561,332; Original Acquisition Date: 04/18/2018)	2,660,000	2,616,509

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.0% (continued)
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	$4,945,000	$4,972,197
Long Point Re III 2018-1 Class A
(T-Bill 3 Month + 2.750%), 06/01/2022 (b)(c)(d)(e) (Cost: $6,049,678; Original Acquisition Date: 10/04/2018)	6,054,000	6,073,070
MetroCat Re 2020-1 Class A
(T-Bill 3 Month + 5.500%), 05/08/2023 (b)(c)(e) (Cost: $2,491,644; Original Acquisition Date: 05/06/2020)	2,467,000	2,490,436
Mona Lisa Re 2020-1 Class A
(T-Bill 3 Month + 7.500%), 01/09/2023 (b)(c)(e) (Cost: $3,952,644; Original Acquisition Date: 03/20/2020)	4,000,000	4,010,800
Mystic Re IV 2021-1 Class A
(T-Bill 3 Month + 9.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $1,862,000; Original Acquisition Date: 12/15/2020)	1,862,000	1,899,333
Residential Re 2016-I Class 10
(T-Bill 3 Month + 0.500%), 09/06/2021 (b)(c)(d)(e)(f) (Cost: $1,353,174; Original Acquisition Date: 04/28/2016)	1,353,174	33,829
Residential Re 2017-II Class 2
(T-Bill 3 Month + 12.820%), 12/02/2021 (b)(c)(d)(e) (Cost: $976,033; Original Acquisition Date: 05/27/2020)	989,000	979,555
Residential Re 2018-I Class 13
(T-Bill 3 Month + 3.360%), 06/06/2022 (b)(c)(d)(e) (Cost: $7,347,061; Original Acquisition Date: 04/30/2018)	7,353,000	7,243,440
Residential Re 2019-I Class 12
(T-Bill 3 Month + 8.680%), 06/06/2023 (b)(c)(d)(e) (Cost: $505,000; Original Acquisition Date: 05/08/2019)	505,000	463,136
Residential Re 2019-I Class 13
(T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,083,291; Original Acquisition Date: 05/08/2019)	1,088,000	1,070,157
Residential Re 2019-II Class 2
(T-Bill 3 Month + 12.230%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,294,000; Original Acquisition Date: 11/05/2019)	1,294,000	1,264,756
Residential Re 2020-I Class 13
(T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $1,759,000; Original Acquisition Date: 05/27/2020)	1,759,000	1,751,348
Residential Re 2020-II Class 1
9.151%, 12/06/2021 (b)(d)(e)(g) (Cost: $532,269; Original Acquisition Date: 10/30/2020)	586,000	454,033
Residential Re 2020-II Class 3
(T-Bill 3 Month + 8.240%), 12/06/2024 (b)(c)(d)(e) (Cost: $586,000; Original Acquisition Date: 10/30/2020)	586,000	582,015
Residential Re 2020-II Class 4
(T-Bill 3 Month + 6.510%), 12/06/2024 (b)(c)(d)(e) (Cost: $1,269,000; Original Acquisition Date: 10/30/2020)	1,269,000	1,274,647
Sanders Re 2017-1 Class A
(6 Month Libor USD + 2.930%), 12/06/2021 (b)(c)(d)(e) (Cost: $4,559,479; Original Acquisition Date: 03/01/2019)	4,573,000	4,547,391
Sanders Re 2018-1 Class A
(T-Bill 3 Month + 5.500%), 04/07/2022 (b)(c)(d)(e) (Cost: $15,024,499; Original Acquisition Date: 03/23/2018)	15,079,000	12,716,121
Sanders Re II 2020-1 Class A
(3 Month Libor USD + 4.360%), 04/07/2024 (b)(c)(d)(e) (Cost: $2,689,000; Original Acquisition Date: 03/18/2020)	2,689,000	2,720,058
Stratosphere Re 2020-1 Class A
(T-Bill 3 Month + 2.750%), 02/07/2023 (b)(c)(d)(e) (Cost: $564,623; Original Acquisition Date: 04/20/2020)	568,000	564,904
Tailwind Re 2017-1 Class A
(T-Bill 3 Month + 7.650%), 01/08/2022 (b)(c)(d)(e) (Cost: $1,947,317; Original Acquisition Date: 10/14/2020)	1,936,000	1,911,897
Tailwind Re 2017-1 Class B
(T-Bill 3 Month + 9.460%), 01/08/2022 (b)(c)(d)(e) (Cost: $3,750,034; Original Acquisition Date: 06/11/2019)	3,743,000	3,680,305
Tailwind Re 2017-1 Class C
(T-Bill 3 Month + 11.550%), 01/08/2022 (b)(c)(d)(e) (Cost: $3,023,651; Original Acquisition Date: 08/02/2019)	3,027,000	2,953,595

		137,484,300

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Windstorm - 2.9%
Alamo Re 2019-1 Class A
(T-Bill 3 Month + 5.040%), 06/08/2022 (b)(c)(d)(e) (Cost: $2,792,000; Original Acquisition Date: 05/21/2019)	$2,792,000	$2,812,382
Alamo Re 2020-1 Class A
(T-Bill 3 Month + 5.460%), 06/08/2023 (b)(c)(d)(e) (Cost: $12,320,000; Original Acquisition Date: 05/29/2020)	12,320,000	12,801,096
Blue Halo Re 2020-1 Class A
(T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e) (Cost: $3,616,000; Original Acquisition Date: 06/16/2020)	3,616,000	3,764,075
Bonanza Re 2020-2 Class A
(T-Bill 3 Month + 4.750%), 12/23/2024 (b)(c)(d)(e) (Cost: $1,490,000; Original Acquisition Date: 12/15/2020)	1,490,000	1,495,885
Cape Lookout Re 2019-1 Class A
(T-Bill 3 Month + 4.150%), 02/25/2022 (b)(c)(d)(e) (Cost: $13,604,365; Original Acquisition Date: 02/11/2019)	13,609,000	13,617,846
Cape Lookout Re 2019-2 Class A
(T-Bill 3 Month + 6.230%), 05/09/2022 (b)(c)(d)(e) (Cost: $2,560,000; Original Acquisition Date: 06/14/2019)	2,560,000	2,588,544
Citrus Re 2017-1 Class A
(6 Month Libor USD + 5.310%), 03/20/2023 (b)(c)(d)(e)(f)(h) (Cost: $429,725; Original Acquisition Date: 03/06/2017)	429,725	200,982
Everglades II 2020-2 A
(T-Bill 3 Month + 6.250%), 05/04/2023 (b)(c)(d)(e) (Cost: $1,649,000; Original Acquisition Date: 05/21/2020)	1,649,000	1,680,991
First Coast Re 2019-1 Class A
(T-Bill 3 Month + 5.660%), 06/07/2023 (b)(c)(d)(e) (Cost: $506,000; Original Acquisition Date: 05/16/2019)	506,000	508,302
Integrity Re 2020-1 Class A
(3 Month Libor USD + 7.493%), 04/12/2023 (b)(c)(e) (Cost: $2,061,000; Original Acquisition Date: 03/18/2020)	2,061,000	2,107,682
Manatee Re III 2019-1 Class B
(T-Bill 3 Month + 9.820%), 06/07/2022 (b)(c)(d)(e) (Cost: $507,000; Original Acquisition Date: 05/23/2019)	507,000	493,564
Matterhorn Re Ltd 2020-1 Class B
(T-Bill 3 Month + 7.500%), 12/07/2021 (b)(c)(d)(e) (Cost: $6,083,749; Original Acquisition Date: 03/12/2020)	6,108,000	6,109,832
Matterhorn Re Ltd 2020-2 Class B
(T-Bill 3 Month + 6.250%), 12/07/2021 (b)(c)(d)(e) (Cost: $4,345,166; Original Acquisition Date: 01/29/2020)	4,347,000	4,348,304
Matterhorn Re Ltd 2020-4 Class A
(T-Bill 3 Month + 10.000%), 12/07/2021 (b)(c)(d)(e) (Cost: $1,065,000; Original Acquisition Date: 06/25/2020)	1,065,000	1,078,526
Matterhorn Re Ltd 2020-4 Class B
2.359%, 12/07/2021 (b)(d)(e)(g) (Cost: $3,797,575; Original Acquisition Date: 06/25/2020)	3,928,000	3,822,730

		57,430,741

		302,265,646

TOTAL EVENT LINKED BONDS (Cost $405,725,407)		395,484,447

PARTICIPATION NOTES - 2.4%
Global - 2.4%
Multiperil - 2.4%
Alturas Re 2019-1 Class A
03/10/2023 (b)(d)(e)(f) (Cost: $20,001; Original Acquisition Date: 12/20/2018)	20,001	—
Alturas Re 2020-1 Class B
03/10/2023 (b)(d)(e)(f)(h)(i) (Cost: $2,986,529; Original Acquisition Date: 12/27/2019)	2,986,529	938,815
Eden Re II 2018-1 Class A
03/22/2022 (b)(d)(e)(f)(h) (Cost: $18,527; Original Acquisition Date: 12/15/2017)	18,527	90,421
Eden Re II 2018-1 Class B
03/22/2022 (b)(d)(e)(f)(h) (Cost: $91,003; Original Acquisition Date: 12/27/2017)	91,003	1,214,430
Eden Re II 2019-1 Class B
03/22/2023 (b)(d)(e)(f)(h) (Cost: $70,358; Original Acquisition Date: 12/19/2018)	70,357	3,119,872
Eden Re II 2020-1 Class B
03/22/2024 (b)(d)(e)(f)(h)(i) (Cost: $5,000,000; Original Acquisition Date: 12/26/2019)	5,000,000	4,218,165
Eden Re II 2021-1 Class B
03/21/2025 (b)(d)(e)(f)(h)(i) (Cost: $22,500,000; Original Acquisition Date: 12/21/2020)	22,500,000	22,976,083
Limestone Re 2016-1
08/31/2021 (b)(d)(e)(f)(h) (Cost: $0; Original Acquisition Date: 09/12/2017)	—	60,474
Limestone Re 2018-1 A
03/01/2022 (b)(d)(e)(f) (Cost: $1,008; Original Acquisition Date: 06/20/2018)	1,008	—

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 2.4% (continued)
Limestone Re 2019-1 B
09/09/2022 (b)(d)(e)(f)(h) (Cost: $48,023; Original Acquisition Date: 12/24/2018)	$48,023	$48,063
Limestone Re 2019-2 B
03/01/2023 (b)(d)(e)(f)(h)(i) (Cost: $164,111; Original Acquisition Date: 06/25/2019)	164,111	584,207
Limestone Re 2020-1 A
03/01/2024 (b)(d)(e)(f)(h)(i) (Cost: $351,379; Original Acquisition Date: 02/19/2021)	351,379	519,812
Limestone Re 2020-2 B
10/01/2024 (b)(d)(e)(f)(h)(i) (Cost: $167,525; Original Acquisition Date: 06/26/2020)	167,525	947,353
Sector Re V Series 10 Class A
03/01/2025 (b)(e)(f)(i) (Cost: $10,650; Original Acquisition Date: 04/24/2020)	10,650	2,188,275
Sector Re V Series 10 Class B
03/01/2025 (b)(e)(f)(i) (Cost: $11,358; Original Acquisition Date: 04/24/2020)	11,358	2,333,766
Sector Re V Series 9 Class A
03/01/2023 (b)(e)(f)(i) (Cost: $4,561,699; Original Acquisition Date: 04/24/2019)	4,561,699	2,822,543
Sector Re V Series 9 Class B
03/01/2023 (b)(e)(f)(i) (Cost: $2,549,056; Original Acquisition Date: 04/24/2019)	2,549,056	1,577,224
Sector Re V Series 9 Class D
12/01/2024 (b)(e)(f)(i) (Cost: $319,973; Original Acquisition Date: 12/10/2019)	319,973	865,542
Sector Re V Series 9 Class G
03/01/2023 (b)(e)(f) (Cost: $23,759; Original Acquisition Date: 04/24/2019)	23,759	408,064
Sussex Re 2020-A
12/31/2022 (e)(f)(h) (Cost: $0; Original Acquisition Date: 01/22/2020)	—	335,408
Sussex Re 2021-A
12/31/2022 (b)(e)(f)(h)(i) (Cost: $2,471,645; Original Acquisition Date: 12/29/2020)	2,471,645	2,455,968
Versutus 2018 A-5
12/31/2021 (b)(e)(f)(i) (Cost: $105,316; Original Acquisition Date: 12/15/2017)	105,316	—
Versutus 2019-B
12/31/2022 (b)(e)(f)(h) (Cost: $3,093,940; Original Acquisition Date: 03/10/2020)	3,093,940	667,594
Williamsburg (Horseshoe Re)
08/31/2021 (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 12/15/2016)	—	460

TOTAL PARTICIPATION NOTES (Cost $44,565,860)		48,372,539

PREFERENCE SHARES - 62.7%
Global - 62.4%
Marine/Energy - 0.0% (a)
Kauai (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $25,453,436; Original Acquisition Date: 01/07/2016)	51,394	77,062

Multiperil - 62.4%
Altiplano (Mt. Logan Re) (b)(e)(f)(i) (Cost: $33,500,000; Original Acquisition Date: 06/01/2018)	33,500	15,699,678
Arenal (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $47,236,033; Original Acquisition Date: 05/07/2015)	165,450	33,168,241
Baldwin (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $38,072,561; Original Acquisition Date: 01/04/2018)	1,328,746	16,826
Biscayne (Artex Segregated Account Company) (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 04/30/2014)	46,979	310,118
Bowery (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $89,892,055; Original Acquisition Date: 09/29/2017)	200,075	65,615,940
Brighton (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $71,068,331; Original Acquisition Date: 06/12/2020)	1,022,526	78,081,996
Cardinal Re 2015-1 (b)(e)(f)(h)(i) (Cost: $45,499,678; Original Acquisition Date: 07/29/2015)	149	38,135,746
Carlsbad 2 (Artex Segregated Account Company) (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 04/28/2014)	190,319	97,093
Cumberland (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $29,918,817; Original Acquisition Date: 04/10/2015)	28,898	8,967,482
Cypress (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $19,143,689; Original Acquisition Date: 05/31/2017)	125,090,500	14,942,936
Emerald Lake (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $48,056,770; Original Acquisition Date: 12/16/2015)	504,899	13,689,003
Florblanca (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $26,480,971; Original Acquisition Date: 12/29/2016)	77,550	25,343,672
Freeport (Horseshoe Re) (b)(e)(f)(i) (Cost: $28,525,899; Original Acquisition Date: 04/04/2018)	750,718	—
Harambee Re 2017 (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 12/20/2016)	17,156	6
Harambee Re 2018 (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 12/15/2017)	28,863	146,051
Harambee Re 2019 (b)(e)(f)(h) (Cost: $114,714; Original Acquisition Date: 12/21/2018)	114,714	153,688
Hatteras (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $79,779,874; Original Acquisition Date: 12/30/2014)	77,632	65,722,508
Hudson Charles (Mt. Logan Re) (b)(e)(f)(h)(i) (Cost: $18,086,141; Original Acquisition Date: 01/02/2014)	18,086	13,439,538
Hudson Charles 2 (Mt. Logan Re) (b)(e)(f)(h)(i) (Cost: $19,105,594; Original Acquisition Date: 03/31/2017)	19,106	13,480,657

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 62.4% (continued)
Hudson Paul (Mt. Logan Re) (b)(e)(f)(h)(i) (Cost: $16,875,000; Original Acquisition Date: 01/02/2014)	$16,875	$14,284,861
Hudson Paul 3 (Mt. Logan Re) (b)(e)(f)(h)(i) (Cost: $21,093,800; Original Acquisition Date: 03/31/2017)	21,094	17,186,941
Hudson Paul 4 (Mt. Logan Re) (b)(e)(f)(h)(i) (Cost: $1,575,000; Original Acquisition Date: 02/07/2018)	1,575	1,367,883
Iseo (Artex Segregated Account Company) (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 09/08/2017)	183,543	14,529
Kensington (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $50,090,053; Original Acquisition Date: 08/16/2018)	954,585	71,956,117
Latigo (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $43,767,718; Original Acquisition Date: 01/06/2014)	473	35,430,270
Lorimer (Horseshoe Re) (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 01/03/2019)	501,528	1,541,599
LRe 2018 (Lorenz Re Ltd.) (b)(e)(f)(h)(i) (Cost: $12,235; Original Acquisition Date: 07/10/2018)	813	246,217
LRe 2019 (Lorenz Re Ltd.) (b)(e)(f)(h)(i) (Cost: $2,494,208; Original Acquisition Date: 07/30/2019)	25,191	1,735,780
Mackinac (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $11,173,894; Original Acquisition Date: 02/05/2015)	55,584	20,518,964
Madison (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $42,403,124; Original Acquisition Date: 12/12/2016)	97,141	32,965,467
Malibu (Horseshoe Re) (b)(e)(f)(i) (Cost: $4,822,356; Original Acquisition Date: 11/08/2016)	15,746,735	—
Mohonk (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $77,159,598; Original Acquisition Date: 12/24/2013)	103	77,713,894
Mulholland (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $12,372,687; Original Acquisition Date: 12/26/2013)	114	—
Pelham (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $21,129,518; Original Acquisition Date: 01/02/2018)	264,553	3,536,850
Peregrine LCA (b)(e)(f)(h)(i) (Cost: $88,342,563; Original Acquisition Date: 12/27/2016)	12,839,275	107,954,358
Revelstoke (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 01/28/2015)	15,350	21,029
Rondout (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $131,040,693; Original Acquisition Date: 06/19/2014)	136,709	113,745,658
Sheepshead (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $67,234,985; Original Acquisition Date: 06/12/2020)	969,034	74,745,709
Skytop (Artex Segregated Account Company) (b)(e)(f) (Cost: $0; Original Acquisition Date: 01/09/2014)	210	—
SR0001 (Horseshoe Re) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 07/10/2015)	1,757	—
St. Kevins (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $24,931,474; Original Acquisition Date: 12/29/2016)	42,944	3,737,451
Sugarloaf (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $2,262,381; Original Acquisition Date: 01/12/2016)	19,288	—
Sussex Designated Investment Series (b)(e)(f)(h)(i) (Cost: $2,421,504; Original Acquisition Date: 01/22/2019)	4,790	215,791
Sussex Designated Investment Series Dec 19 (b)(e)(f)(h)(i) (Cost: $468,041; Original Acquisition Date: 01/24/2020)	3,895	580,199
Sussex Designated Investment Series May 2019 (b)(e)(f)(h)(i) (Cost: $564,313; Original Acquisition Date: 06/20/2019)	1,378	216,942
Sutton (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $32,337,251; Original Acquisition Date: 03/24/2017)	42,693	1,405,395
Thopas Re 2018 (b)(e)(f)(h)(i) (Cost: $3,304,180; Original Acquisition Date: 12/08/2017)	81,287	145
Thopas Re 2019 (b)(e)(f)(h)(i) (Cost: $410,516; Original Acquisition Date: 12/21/2018)	4,812	566,146
Turing Re 2017-1 (b)(e)(f)(h)(i) (Cost: $19,078,766; Original Acquisition Date: 05/23/2017)	400,000	339,120
Twin Lakes (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $507,688; Original Acquisition Date: 01/04/2016)	86,107	1,750,141
Viribus Re 2018 (b)(e)(f) (Cost: $0; Original Acquisition Date: 12/22/2017)	1,416,046	—
Viribus Re 2019 (b)(e)(f)(h)(i) (Cost: $617,030; Original Acquisition Date: 12/26/2018)	601,833	36,859
Windsor (Horseshoe Re) (b)(e)(f)(h) (Cost: $0; Original Acquisition Date: 12/29/2017)	1,230,204	11,362,959
Woodside (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $70,471,518; Original Acquisition Date: 06/12/2020)	1,012,875	77,003,607
Yellowstone (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	45,723
Yoho (Artex Segregated Account Company) (b)(e)(f)(h) (Cost: $77,163,922; Original Acquisition Date: 05/17/2016)	357,363	38,098,277
Yorkville (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $130,097,000; Original Acquisition Date: 05/31/2019)	143,394	130,433,091

		1,227,769,151

		1,227,846,213

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
United States - 0.3%
Multiperil - 0.0%
SR0005 (Horseshoe Re) (b)(e)(f)(i) (Cost: $6,360,627; Original Acquisition Date: 04/15/2016)	$6,966,774	$—
Yosemite (Horseshoe Re) (b)(e)(f) (Cost: $0; Original Acquisition Date: 07/11/2017)	162,602	—

		—

Windstorm - 0.3%
Riverdale (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $12,157,219; Original Acquisition Date: 06/10/2020)	251,610	5,716,147
SR0006 (Horseshoe Re) (b)(e)(f)(i) (Cost: $2,470,449; Original Acquisition Date: 08/09/2016)	39,381,541	—

		5,716,147

		5,716,147

TOTAL PREFERENCE SHARES (Cost $1,597,145,874)		1,233,562,360

PRIVATE FUND UNITS - 0.8%
Global - 0.8%
Multiperil - 0.8%
Aeolus Property Catastrophe J17 Keystone Fund (b)(e)(f)(h)(i) (Cost: $7,965,110; Original Acquisition Date: 01/20/2017)	9,105	4,163,602
Aeolus Property Catastrophe J18 Keystone Fund (b)(e)(f)(h)(i) (Cost: $4,506,964; Original Acquisition Date: 02/20/2018)	4,504	6,977,727
Aeolus Property Catastrophe J19 Keystone Fund (b)(e)(f)(h)(i) (Cost: $157,805; Original Acquisition Date: 01/14/2019)	158	431,149
Aeolus Property Catastrophe MY17 Keystone Fund (b)(e)(f)(h)(i) (Cost: $5,588,874; Original Acquisition Date: 07/06/2017)	5,589	908,309
Aeolus Property Catastrophe MY18 Keystone Fund (b)(e)(f)(h)(i) (Cost: $3,105,726; Original Acquisition Date: 07/17/2018)	3,106	2,765,708

TOTAL PRIVATE FUND UNITS (Cost $21,324,479)		15,246,495

LIMITED LIABILITY PARTNERSHIP - 0.0%
Operating Companies - 0.0%
Global - 0.0%
Multiperil - 0.0%
Point Dume LLP (f)(h)(i)(j)		—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $52,848,735)		—

SHORT-TERM INVESTMENTS - 8.9%
Money Market Fund - 8.9%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.01% (k)	87,147,073	87,147,073
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.03% (k)	87,147,073	87,147,073

TOTAL SHORT-TERM INVESTMENTS (Cost $174,294,146)		174,294,146

TOTAL INVESTMENTS (Cost $2,295,904,501) - 94.9%		1,866,959,987

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%		101,177,237

TOTAL NET ASSETS - 100.0%		$1,968,137,224

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $1,692,330,433. Foreign concentration is as follows: Bermuda: 82.7%, Cayman Islands: 1.3%, Singapore: 0.9%, Ireland: 0.5%, Supranational: 0.4%, and Great Britain: 0.2%.

(c)

Variable rate security. Reference rates as of July 31, 2021 are as follows: 3 Month Euribor -0.54%, 3 Month Libor 0.12%, T-Bill 3 Month 0.06%, and 6 Month Libor 0.16%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2021 was $383,227,823, which represented 19.5% of net assets.

(e)	Security is restricted as to resale.
(f)	Value determined using significant unobservable inputs.
(g)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(h)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $1,271,487,284, which represents 64.6% of net assets.
(i)	Non-income producing security.

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2021 (Unaudited)

(j)

The partnership is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed.

(k)	Rate shown is the 7-day effective yield.

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures including fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and Level 3 during the reporting period. The transfers from level 2 to level 3 occurred because there was no longer observable data as of July 31, 2021. The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2021:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Europe	$—	$380,496	$—	$380,496
Global (1)	—	63,271,611	—	63,271,611
Japan	—	21,787,120	—	21,787,120
Mexico	—	7,779,574	—	7,779,574
United States	—	300,876,553	1,389,093	302,265,646

Total Event-Linked Bonds	—	394,095,354	1,389,093	395,484,447
Participation Notes (1)(2)	—	—	48,372,539	48,372,539
Preference Shares
Global (1)	—	—	1,227,846,213	1,227,846,213
United States (1)	—	—	5,716,147	5,716,147

Total Preference Shares	—	—	1,233,562,360	1,233,562,360
Private Fund Units (2)	—	—	15,246,495	15,246,495
Limited Liability Partnership (1)(2)	—	—	—	—
Money Market Funds	174,294,146	—	—	174,294,146

Total Assets	$174,294,146	$394,095,354	$1,298,570,487	$1,866,959,987

(1)	Includes level 3 investments with a value of zero.
(2)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2021:

	Event- Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Limited Liability Partnership	Swap Contracts
Beginning Balance - November 1, 2020	$9,931,444	$121,928,384	$1,855,362,126	$36,808,857	$—	$(2,452,778)
Acquisitions	—	25,406,361	—	—	10,809,208	—
Dispositions	(6,747,101)	(86,788,413)	(212,284,660)	(23,811,020)	(9,251,646)	(255,555)
Realized losses	(5,419,469)	(3,909,268)	(28,567,966)	(2,422,932)	—	255,555
Return of capital	—	(6,696,592)	(407,978,531)	—	—	—
Change in unrealized appreciation/(depreciation)	3,045,759	(1,567,933)	27,031,391	4,671,590	(1,557,562)	2,452,778
Transfers in/(out) Level 3	578,460	—	—	—	—	—

Ending Balance - July 31, 2021	$1,389,093	$48,372,539	$1,233,562,360	$15,246,495	$—	$—

As of July 31, 2021, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $(2,477,111) for Event-Linked Bonds, $(5,499,007) for Participation Notes, $2,358,328 for Preference Shares, $4,671,591 for Private Fund Units, $(1,557,562) for Limited Liability Partnerships, and $0 for Swap Contracts.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2021:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 7/31/21	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$947,353	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$0.0MM $0.0MM-$0.0MM	$0.0MM $0.0MM

Participation Notes	Financial Services	$37,229,772	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$34.2MM $0.2MM-$34.9MM	$3.1MM $4.9MM

Preference Shares	Financial Services	$1,217,862,682	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$154.4MM $0.0MM-$231.4MM	$18.9MM $31.7MM

Private Fund Units	Financial Services	$15,246,495	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$2.1MM-$67.0MM $9.4MM-$27.0MM	$35.7MM $21.4MM

Limited Liability Partnership	Financial Services	$—	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$71.5MM $0.0MM-$79.0MM	$44.5MM $51.7MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $441,740 for Event-Linked Bonds, $11,142,767 for Participation Notes, and $15,699,678 for Preference Shares and $0 for Private Fund Units.